Income Taxes (Components Of The Company's Net Deferred Tax Asset) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax asset:
Net operating loss carry forwards	$ 193,006	$ 165,397
Deductible intra-group interest		8,663
Net unrealized losses on derivative instruments	1,932	6,928
Basis difference on acquisition of GAAM Australian assets	9,597	16,493
Other	202	61
Valuation allowance	(19,412)	(24,588)
Total deferred tax asset	185,325	172,954
Deferred tax liability:
Excess of tax depreciation over book depreciation	(171,969)	(137,509)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(1,859)	(4,324)
Security deposits and maintenance reserve liability	(388)	(551)
Lease premiums, net	(142)	(307)
Net earnings of non-European Union member subsidiaries	(18,713)	(20,813)
Total deferred tax liability	(193,071)	(163,504)
Deferred tax (liability) asset, net	$ (7,746)	$ 9,450